Risk Management Section - Most important interest rate and credit spread sensitivities at year-end (Detail) - Risk diversification effect [member] - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Interest Rate (BPV) [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	€ (1,280)	€ (740)
Interest Rate (BPV) [member] | US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(745)	(325)
Interest Rate (BPV) [member] | Russian Rouble [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(154)	(105)
Interest Rate (BPV) [member] | Great Britain, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(92)	(68)
Interest Rate (BPV) [member] | Japanese, Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(66)
Interest Rate (BPV) [member] | Australian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions		(31)
Credit Spread (CSO1) [member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	109	360
Credit Spread (CSO1) [member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	153	163
Credit Spread (CSO1) [member] | France [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions		117
Credit Spread (CSO1) [member] | Russian Federation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions		73
Credit Spread (CSO1) [member] | United Kingdom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	40	72
Credit Spread (CSO1) [member] | Republic of Korea [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(58)
Credit Spread (CSO1) [member] | Indonesia [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	42
Corporate Segment [Member] | Credit Spread (CSO1) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	365,000	626
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 1 (AAA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	1,000	1
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 2-4 (AA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	21,000	(15)
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 5-7 (A) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	56,000	143
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 8-10 (BBB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	207,000	273
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 11-13 (BB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	57,000	148
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 14-16 (B) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	20,000	51
Corporate Segment [Member] | Credit Spread (CSO1) [member] | 17-22 (CCC and NPL) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	3,000	26
Financial institutions [Member] | Credit Spread (CSO1) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(147,000)	(21)
Financial institutions [Member] | Credit Spread (CSO1) [member] | 1 (AAA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(3,000)	(1)
Financial institutions [Member] | Credit Spread (CSO1) [member] | 2-4 (AA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(64,000)	(63)
Financial institutions [Member] | Credit Spread (CSO1) [member] | 5-7 (A) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(50,000)	32
Financial institutions [Member] | Credit Spread (CSO1) [member] | 8-10 (BBB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(24,000)	1
Financial institutions [Member] | Credit Spread (CSO1) [member] | 11-13 (BB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	(4,000)	9
Financial institutions [Member] | Credit Spread (CSO1) [member] | 14-16 (B) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk positions	€ (2,000)	€ 1